Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial assets at fair value through profit or loss
14.	Financial assets at fair value through profit or loss

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Current assets
Investment	—	45
Prepaid shares repurchase instrument (note ii)	—	70,119

Total	—	70,164

Non-current assets
Insurance and Financial management	—	2,862
Investment (note i)	11,753	31,926

Total	11,753	34,788

(i)	Investment
The Group invested in equity of companies without significant influence, which is measured at fair value through profit or loss as the Group has not elected to recognize the fair value gain or loss through other comprehensive income. For the major assumptions used in the valuation for the investment, please refer to note 3.3.

(ii)	Prepaid shares repurchase instrument
As of December 31, 2023, the Group’s financial assets measured at fair value through profit or loss included an amount of RMB70.1 million related to an instrument under which the Group has rights to purchase a fixed number of the Company’s American depository shares (“ADSs”), each representing ten ordinary shares of the Company, from LMR Multi Strategy Master Fund Limited (“LMR”). The Group also has the right to request settlement of the purchased ADSs in cash, which is computed based on the cash settlement price per ADS as specified in the agreement.
The following table presents the movement of financial assets at FVTPL during the years.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
At the beginning of the year	5,000	11,753
Additions	5,000	207,941
Fair value change	1,753	(87,519)
Arising from business combination	—	3,238
Disposal	—	(30,461)

At the end of the year	11,753	104,952

The fair value of the instrument was determined using the binomial option valuation model, with the assistance from a third-party appraiser. The following table lists the inputs to the model used for the valuation of the prepaid shares repurchase instrument for the year ended December 31, 2023:

Model used	Binomial

Expected volatility (%)	70.36% - 75.03%
Risk–free interest rate (%)	5.08% - 5.24%
Bond Maturity	0.51 - 0.68
Weighted average share price	US$1.52